FAIR VALUE MEASUREMENTS, Impaired Loans (Details) $ in Thousands	Dec. 31, 2018 USD ($) Loan	Dec. 31, 2017 USD ($) Loan
Impaired loans [Abstract]
Specific valuation allowance allocations	$ (245)	$ (248)
Discounted Cash Flows Method [Member]
Impaired loans [Abstract]
Number of impaired loans | Loan	9	9
Impaired loans	$ 1,700	$ 1,900
Fair Value of Collateral Method [Member]
Impaired loans [Abstract]
Number of impaired loans | Loan	22	29
Impaired loans	$ 2,400	$ 4,200
Nonrecurring [Member]
Impaired loans [Abstract]
Impaired loans	1,487	1,621
Nonrecurring [Member] | Level 2 [Member]
Impaired loans [Abstract]
Impaired loans	0	0
Carrying value of impaired loans before allocations	0	0
Specific valuation allowance allocations	0	0
Carrying value of impaired loans after allocations	0	0
Nonrecurring [Member] | Level 3 [Member]
Impaired loans [Abstract]
Impaired loans	1,487	1,621
Carrying value of impaired loans before allocations	1,732	1,768
Specific valuation allowance allocations	(245)	(248)
Carrying value of impaired loans after allocations	$ 1,487	$ 1,520